Significant Accounting Policies And Practices (Schedule Of Range And Weighted Average Useful Lives For Definite-Lived Intangible Assets) (Details)	12 Months Ended
Sep. 30, 2018
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average	18 years 6 months
Technology Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average	12 years 1 month 6 days
Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average	11 years 10 months 24 days
Minimum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	5 years
Minimum [Member] | Technology Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	5 years
Minimum [Member] | Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	6 years
Maximum [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	20 years
Maximum [Member] | Technology Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	18 years
Maximum [Member] | Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Range	12 years